CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 item		Jun. 30, 2011
OPERATING ACTIVITIES
Net (loss) income	$ 322,074		$ 143,164
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of flight equipment	958,404		909,411
Deferred income taxes	(92,109)		36,108
Derivative instruments	(294)		(115,426)
Foreign currency adjustment of non-US$ denominated debt			116,200
Amortization of deferred debt issue costs	37,793		34,317
Amortization of debt discount	6,539		7,408
Amortization of prepaid lease costs	24,849		23,465
Aircraft impairment charges and fair value adjustments	93,552		154,925
Loss on early extinguishment of debt	22,934
Other, including gain on aircraft sales and disposals	(24,583)		(26,378)
Changes in operating assets and liabilities:
Lease receivables and other assets	26,003		(9,613)
Accrued interest and other payables	(3,888)		(31,010)
Current income taxes	11,825		8,673
Rentals received in advance	(7,108)		(14,660)
Net cash provided by operating activities	1,375,991		1,236,584
INVESTING ACTIVITIES
Acquisition of flight equipment	(743,175)		(182,610)
Payments for deposits and progress payments	(101,661)		(80,195)
Proceeds from disposal of flight equipment	82,494		234,714
Net change in restricted cash	18,846		36,013
Collections on notes receivable and finance and sales-type leases	13,734		44,737
Other			(4,369)
Net cash (used in) provided by investing activities	(729,762)		48,290
FINANCING ACTIVITIES
Proceeds from debt financing	2,731,146		2,431,463
Payments in reduction of debt financing, net of foreign currency swap settlements	(2,883,752)		(4,626,686)
Debt issue costs	(47,665)		(99,651)
Payment of preferred dividends	(196)		(314)
Security and rental deposits received	75,193		42,862
Security and rental deposits returned	(51,522)		(46,721)
Transfers of security and rental deposits on sales of aircraft			(19,391)
Deferred overhaul rentals collected	240,500		249,927
Overhaul deposits reimbursed	(296,358)		(170,915)
Transfer of overhaul rentals on sales of aircraft			(18,623)
Net change in other deposits	22,666		42,678
Net cash (used in) provided by financing activities	(209,988)		(2,215,371)
Net (decrease) increase in cash	436,241		(930,497)
Effect of exchange rate changes on cash	293		1,283
Cash at beginning of year	1,975,009		3,067,697
Cash at end of year	2,411,543		2,138,483
Cash paid during the period for:
Interest, excluding interest capitalized of $7,222 (2012) and $2,790 (2011)	706,063		883,434
Income taxes, net	3,983	[1]	30,482	[1]
Non-Cash Investing and Financing Activities
Flight equipment under operating leases reclassified upon part-out	95,525
Flight equipment under operating leases reclassified to Lease receivables and other assets upon part-out of an aircraft	95,014		3,050
Flight equipment under operating leases reclassified to Lease receivables and other assets upon part-out, amount charged to income	511
Flight equipment held for sale reclassified to Flight equipment under operating leases when held for sale classification no longer met			76,438
Flight equipment held for sale reclassified when held for sale classification no longer met			78,673
Flight equipment held for sale reclassified when held for sale classification no longer met, amount realized in income			2,235
Number of part-out aircraft	8
Number of part-out engines	2
Deposits on flight equipment purchases applied to Acquisition of flight equipment under operating leases	47,164		50,905
Customer deposits forfeited and recognized in income			13,103
Flight equipment under operating leases transferred to Flight equipment held for sale			5,220
Flight equipment classified as Net investment in finance and sales-type leases reclassified to Flight equipment under operating leases	$ 20,819

[1]	Includes approximately $2 million and $26 million paid to AIG for ILFC tax liability for the six month periods ending June 30, 2012 and 2011, respectively.